Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets [Abstract]
Depreciation			$ (24,850)	$ (70,194)
Amortization	$ 38,831	$ 142,055	(876,459)	95,115
Stock based compensation			5,545,450	4,369,372
Expected income tax benefit from NOL carry-forwards			20,744,537	15,073,606
Less valuation allowance			(25,388,679)	(19,467,900)
Deferred tax assets, net of valuation allowance